Amounts receivable and prepayments	12 Months Ended
Dec. 31, 2023
Amounts receivable and prepayments
Amounts receivable and prepayments

8. Amounts receivable and prepaid expenses

As at December 31	2023	2022
Royalties receivable	$11,655	$7,510
Other receivable[1]	7,142	551
Prepaid expenses	1,190	1,306
Sales tax recoverable	228	236
Total amounts receivable and prepaid expenses	$20,215	$9,603
1.	Includes a short-term promissory note to Elevation Gold Mining Corp. (“Elevation”) which is due on February 29, 2024.

Royalties receivable represent amounts that are generally collected within 60 days of quarter-end. Prepaid expenses largely represent various insurance programs that are in place.